Significant Accounting Policies (Details) € in Millions		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)
Significant Accounting Policies (Details) [Line Items]
Right-to-use assets and lease liabilities	$ 3,388,000
Adjustments for lease repayments	$ 36,000
Research and development expenses		$ 738,000		$ 542,000
Received total amount		7,193,000
Royalty bearing grants amount		4,888,000
Non-royalty bearing grants amount		1,578,000
Out of received amount		521,000
Non-royalty bearing grants amount		727,000
Fair value		(12,000)		28,000
Financial expense (income)		$ 273,000		(58,000)	$ (81,000)
Tax benefit, percentage		50.00%				50.00%
Agreement term		10 years	10 years
Non-refundable amount		$ 2,548,000	€ 2.5
Additional development-related milestones payments (in Euro) | €			23.0
Additional amount of commercial sale milestones (in Euro) | €			€ 87.0
Transaction price		$ 2,548,000				€ 2.5
Monthly deposits percentage rate		8.33%				8.33%
Severance pay expense amount		$ 537,000		547,000	$ 394,000
Severance pay, description		All eligible employees may elect to contribute up to 100% of their payroll compensation (minus mandatory payroll deductions) to the plan, for 2022, up to a maximum of $20,500 per year (for employees over 50 years of age the maximum contribution was $28,000 per year), as determined by the U.S. Internal Revenue Service (“IRS”). The US Subsidiary matches at 100%, on each payroll, up to 5% of the employee compensation to the plan within the IRS limits (which was set at $300 in 2022 for purposes of the plan).				All eligible employees may elect to contribute up to 100% of their payroll compensation (minus mandatory payroll deductions) to the plan, for 2022, up to a maximum of $20,500 per year (for employees over 50 years of age the maximum contribution was $28,000 per year), as determined by the U.S. Internal Revenue Service (“IRS”). The US Subsidiary matches at 100%, on each payroll, up to 5% of the employee compensation to the plan within the IRS limits (which was set at $300 in 2022 for purposes of the plan).
Matching in contributions amounts		$ 30,000		$ 28,000
Corresponding liabilities		$ 3,388
Short-Term Deposits [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term deposit bearing interest percentage rate		4.55%				4.55%
Short-Term Deposits [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Short-term deposit bearing interest percentage rate		5.90%				5.90%